SUPPLEMENTAL FINANCIAL INFORMATION (Details - Prepaids and other current assets) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Prepaids and other current assets	$ 649,357	$ 245,030
Short Term Deposits [Member]
Prepaids and other current assets	50,000	50,000
Deferred Offering Costs [Member]
Prepaids and other current assets	74,648	100,588
Prepaid Insurance D&O [Member]
Prepaids and other current assets	241,445	34,769
Prepaid Insurance, Other [Member]
Prepaids and other current assets	5,010	17,884
Prepaid Clinical Costs [Member]
Prepaids and other current assets	165,417	0
Prepaid Exchange Fees [Member]
Prepaids and other current assets	53,720	0
Prepaid Other [Member]
Prepaids and other current assets	59,117	41,635
Other Receivables [Member]
Prepaids and other current assets	$ 0	$ 154